Income Taxes - Summarizes Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 13.8	$ 10.7
Increase related to current year business acquisition	2.6
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)
Decrease due to lapse of statute	(0.6)	(1.1)
Ending balance	$ 9.8	$ 13.8